Note 25 - Firstbank Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 25 – FIRSTBANK CORPORATION (PARENT COMPANY ONLY)

CONDENSED FINANCIAL INFORMATION

CONDENSED BALANCE SHEETS
	Year Ended December 31,
(In Thousands of Dollars)	2011	2010
ASSETS
Cash and cash equivalents	$16,870	$15,563
Commercial loans	0	1,000
Investment in and advances to banking subsidiaries	170,981	164,611
Securities	1,086	1,097
Other assets	4,104	3,683
Total Assets	$193,041	$185,954
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$1,580	$1,442
Subordinated Debentures	36,084	36,084
Shareholders’ equity	155,377	148,428
Total Liabilities and Shareholders’ Equity	$193,041	$185,954

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

Years Ended December 31	2011	2010	2009
Dividends from banking subsidiaries (net of capital infusions)	$3,680	$4,000	$7,246
Other income	5,921	5,656	5,542
Other expense	(8,440)	(8,418)	(8,800)
Income before income tax and undistributed subsidiary income	1,161	1,238	3,988
Income tax benefit	844	532	1,022
Equity in undistributed subsidiary income	3,618	1,993	(2,319)
Net income	5,623	3,763	2,691
Change in unrealized gain (loss) on securities, net of tax and classification effects	2,750	(452)	(288)
Comprehensive income	$8,373	$3,311	$2,403

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income	$5,623	$3,763	$2,691
Adjustments:
Unrealized loss on trading account securities	11	(3)	213
Equity in undistributed subsidiary income	(3,618)	(1,993)	2,319
Stock Option and Restricted Stock Grant Compensation Expense	118	115	158
Change in other assets	3,797	6,734	1,207
Change in other liabilities	138	(1,410)	(1,619)
Net cash from operating activities	6,069	7,206	4,969

Cash flows from investing activities
Sale/(Purchase) of Securities AFS	0	2,818	(2,819)
Net decrease in commercial loans	1,000	(786)	28
Payments for Investments in Subsidiaries	(4,220)	(1,950)	(16,360)
Net cash from investing activities	(3,220)	82	(19,151)

Cash flows from financing activities
Payments of long-term debt	0	0	(5,600)
Proceeds from issuance of preferred stock and common stock warrants	0	0	33,000
Proceeds from issuance of common stock	421	393	909
Dividends on preferred stock	(1,650)	(1,650)	(1,513)
Dividends on common stock	(313)	(620)	(3,062)
Net cash from financing activities	(1,542)	(1,877)	23,734
Net change in cash and cash equivalents	1,307	5,411	9,552
Beginning cash and cash equivalents	15,563	10,152	600
Ending cash and cash equivalents	$16,870	$15,563	$10,152